ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2016
ACCRUED LIABILITIES [Abstract]
ACCRUED LIABILITIES
12.	ACCRUED LIABILITIES
All figures in USD ‘000	2016	2015
Accrued Interest	1,437	1,639
Accrued Expenses	6,211	7,938
Total as of December 31,	7,648	9,577